Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2015 and December 31, 2014, the Company had the following debt amounts outstanding:

(In US$ millions)	December 31, 2015	December 31, 2014
External debt agreements
Amended Senior Secured Credit Facilities	2,894.7	2,881.0
$1,450 Senior Secured Credit Facility	382.6	422.9
$420 West Polaris Facility	315.0	—
Sub-total external debt	3,592.3	3,303.9
Less current portion long term external debt	(105.3)	(76.5)
Long-term external debt	3,487.0	3,227.4

Related party debt agreements
Rig Financing and Loan Agreements
West Vencedor Loan Agreement (previously $1,200 facility)	57.5	78.2
$440 Rig Financing Agreement	139.0	158.8
Sub-total Rig Financing Agreements	196.5	237.0

Other related party debt
$109.5 T-15 vendor financing facility	109.5	109.5
Total related party debt	306.0	346.5
Less current portion of related party debt	(145.8)	(40.4)
Long-term related party debt and related party loan notes	160.2	306.1

Total external and related party debt	3,898.3	3,650.4

Maturities of outstanding debt
The outstanding debt as of December 31, 2015 is repayable as follows:

(In US$ millions)	As at December 31,
2016	251.1
2017	240.8
2018	598.8
2019	29.0
2020	29.0
2021 and thereafter	2,749.6
Total external and related party debt	3,898.3

Schedule of debt
Details of the debt issuance costs netted against the current and long-term debt for each of the period presented are shown below.

	Outstanding debt as of December 31, 2015
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$105.3	$(11.5)	$93.8
Long-term external debt	3,487.0	(46.6)	3,440.4
Total external debt	$3,592.3	$(58.1)	$3,534.2

	Outstanding debt as of December 31, 2014
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$76.5	$(7.6)	$68.9
Long-term external debt	3,227.4	(70.8)	3,156.6
Total external debt	$3,303.9	$(78.4)	$3,225.5